Obligations under Guarantees and Other Off-balance Sheet Instruments (Contractual or Notional Amounts of Guarantees with Amount by Expiration Period) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2017	Mar. 31, 2016
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total		¥ 60,558	¥ 61,313
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less		27,689	27,972
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years		23,148	25,794
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years		9,721	7,547
Standby Letters of Credit and Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total		3,775	3,874
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less		2,494	2,230
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years		926	1,198
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years		355	446
Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total		2,968	2,909
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less		2,037	1,937
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years		836	886
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years		95	86
Derivative Instruments [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	[1]	44,249	45,894
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	[1]	16,590	17,421
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	[1]	20,717	22,989
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	[1]	6,942	5,484
Liabilities of Trust Accounts [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total		9,561	8,636
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less		6,568	6,384
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years		668	721
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years		2,325	¥ 1,531
Others [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total		5
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years		1
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years		¥ 4

[1]	Credit derivatives sold by the MUFG Group are excluded from this presentation.